ACQUISITION OF SUBSIDIARIES	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF SUBSIDIARIES	ACQUISITION OF SUBSIDIARIES
i.Acquisition of Motif
On December 6, 2024, the Company acquired 100% of the issued and outstanding shares of Motif, a Canadian leader in the vape and infused pre-roll categories backed by a portfolio of strong owned brands, for upfront consideration of $90 million. This included $50 million in cash and $40 million of the Company's common shares priced based on the 30-day trading volume-weighted average price ("VWAP") of $2.3210. In addition, Motif's former shareholders are entitled to receive an additional contingent consideration of $10 million payable in the Company's common shares, conditional on the Company achieving a price per share exceeding $3.2203 per share, based on the rolling 30-trading day VWAP on the TSX, within 12 months of the date of the transaction.

The Company elected not to apply the optional concentration test and, as such, carried out a detailed analysis of inputs, outputs and substantive processes. Included in the identifiable assets acquired and liabilities assumed at the date of acquisition of Motif are inputs (production equipment, manufacturing facility and a sales license), production processes and an organized workforce. The Company has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Company has concluded that the acquired set is a business.

Equity instruments issued
The fair value of the 17,233,950 Common Shares issued was $39,121, based on the TSX-listed share price of $2.27 per share of the Company at the closing on December 5, 2024. The number of Common Shares issued was determined by dividing the total share consideration of $40 million, as per the share purchase agreement, by the 5-day volume-weighted average TSX-listed share price of $2.3210 preceding the closing date.

Acquisition costs
The Company incurred $3,849 in acquisition-related costs for legal fees and due diligence. Of this amount, $3,778 was recorded in the statement of operations and comprehensive loss, while $71 was capitalized as share issuance costs.

Assets acquired and liabilities assumed
The following table summarizes management's recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts and other receivable	$21,618

Cash	5,055
Inventories	24,474
Property, plant and equipment	19,864
Right-of-use assets	5,744
Intangible assets	34,330
Prepaid expenses and deposits	1,338
Total assets	$112,423

Liabilities
Accounts payable and accrued liabilities	27,708
Lease liability	5,681
Other liabilities	12,056
Loan payable	236
Deferred income taxes	9,837
Total liabilities	$55,518
Total identifiable net assets at fair value	$56,905

Consideration transferred
Cash consideration	$52,171
Equity instruments (7,562,447 Common Shares)	39,121
Contingent consideration	4,472
Settlement of pre-acquisition relationship	(89)
Working capital adjustment	(541)
$95,134

Goodwill arising on acquisition	$38,229

Goodwill arising from the acquisition represents the expected synergies, future income and growth and other intangibles that do not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for tax purposes. The deferred tax liability mainly comprises the tax effect of the accelerated depreciation for tax purposes of tangible and intangible assets.

Contingent Consideration
As at September 30, 2025, the Company revalued the contingent consideration to an estimated fair value of $2,919. During the year ended September 30, 2025, a decrease in fair valuation of $1,553 was recognized in the consolidated statements of operations and comprehensive loss.

On April 1, 2025, Motif amalgamated with Organigram Inc. and continued as a single corporation under the name "Organigram Inc.". Prior to the amalgamation, Motif contributed $50,343 in gross revenue and $135 in net income to the consolidated results. If the acquisition had occurred on October 1, 2024, management estimates consolidated gross revenue for the twelve months ended September 30, 2025 would have been approximately $434,124, and consolidated net loss would have been approximately $38,275.

ii.Acquisition of CPL
On March 31, 2025, the Company acquired 100% of the issued and outstanding shares of CPL, a Canadian company operating in the THC and hemp-derived THC beverage categories, supported by a portfolio of strong owned brands, for upfront consideration of $6 million ("Original Consideration"). CPL's former shareholders (the "Seller") are also entitled to receive up to $24 million in contingent consideration, subject to achievement of certain milestone and earnout targets.

The Company elected not to apply the optional concentration test and, as such, carried out a detailed analysis of inputs, outputs and substantive processes. Included in the identifiable assets acquired and liabilities assumed at the date of acquisition of CPL are inputs (formulations), distributor relationships and an organized workforce. The Company has determined that the acquired inputs and processes collectively represent a substantive integrated set that is capable of generating revenue. As such, the Company has concluded that the acquired set meets the definition of a business under IFRS 3.

Acquisition costs
The Company incurred $172 in acquisition-related costs for legal fees and due diligence. This amount was recorded in the consolidated statements of operations and comprehensive loss.

Assets acquired and liabilities assumed
Because the transaction was closed on the last day of the reporting period, the Company has not yet finalized the purchase accounting including determination of any final working capital adjustment. The following table summarizes management's provisional recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts and other receivable	$1,258
Cash	118
Inventories	1,134
Intangible assets	12,126
Prepaid expenses and deposits	13
Total assets	$14,649

Liabilities
Accounts payable and accrued liabilities	$1,097
Deferred income taxes	3,933
Total liabilities	$5,030

Total identifiable net assets at fair value	$9,619

Consideration transferred
Cash consideration	$4,893
Contingent consideration	17,090
Deferred consideration	1,307
Working capital adjustment	624
$23,914

Goodwill arising on acquisition	$14,295

Goodwill arising from the acquisition represents the expected synergies, future income and growth and other intangibles that do not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for tax purposes. The deferred tax liability mainly comprises the tax effect of the accelerated depreciation for tax purposes of tangible and intangible assets.

Contingent Consideration
The acquisition of CPL includes the following milestone and earnout payments (collectively called "Contingent Consideration"):

Milestone Payments
a.If, on or before June 30, 2025, CPL achieves cumulative sales of at least US$0.5 million from its U.S. hemp-derived beverage business, the Company shall, within 30 days of the delivery of the achievement of such milestone, pay the Seller a milestone payment ("First Milestone") in the amount of $2 million by wire transfer of immediately available funds to an account designated by the Seller. CPL did not achieve the specified cumulative sales target by the required date, and therefore no milestone payment was incurred; and

b.If, on or before September 30, 2025, CPL achieves cumulative sales of at least US$1 million from its U.S. hemp-derived beverage business, the Company shall, within 30 days of the delivery of the achievement of such milestone, pay the Seller a milestone payment ("Second Milestone") in the amount of $2 million by wire transfer of immediately available funds to an account designated by the Seller. CPL did not achieve the specified cumulative sales target by the required date, and therefore no milestone payment was incurred.

Earnout Payments

a.The first eligible earnout payment (“First Earnout”), if applicable, shall be paid by the end of calendar year 2025 based on 2.5 times the trailing twelve months' net revenue to September 30, 2025, of CPL, less any consideration paid to date, including the Original Consideration, First Milestone and Second Milestone. The First Earnout, if applicable, is to be paid 50% in cash and 50% in the Company's Common Shares priced at the five-day TSX VWAP the day prior to settlement. As at September 30, 2025, the Company expects to pay approximately $3.8 million for the First Earnout and this amount is included in the other current liabilities; and

b.The second eligible earnout payment (“Second Earnout”), if applicable, shall be paid by the end of calendar 2026 based on 2.5 times the trailing twelve months' net revenue to September 30, 2026, of CPL, less any consideration paid to date, including the Original Consideration, First Milestone, Second Milestone and the First Earnout. The Second Earnout, if applicable, is to be paid 50% in cash and 50% in the Company's Common Shares priced at the five-day TSX VWAP the day prior to settlement.

As at the acquisition date, the fair value of the Contingent Consideration was estimated to be $17,090. As at September 30, 2025, the Contingent Consideration was adjusted to $8,815. During the year ended September 30, 2025, the Company recognized a decrease in fair valuation of $8,190 in the consolidated statements of operations and comprehensive loss. Of the total contingent consideration, $6,925 is included in the other current liabilities and the remaining amount is included in other long term liabilities.